UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2010

Item 1. Reports to Stockholders.

Annual Report

December 31, 2010

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
January 2011

Dear Shareholders:

A great deal has been happening around the world and on the surface these events may seem disconnected. However, I believe they are most definitely connected.

China - For the last several years all eyes have been on China and as China goes, so goes the rest of the world.  China has had torrid economic growth for the past five years.  Since 2006 they ratcheted up their bank reserve requirements in an effort to slow lending activity.  When the world economies tanked in 2008, they lowered these requirements, but then raised them several times as their economy rallied in 2010.  The Bank of China also raised interest rates slightly. Their goal was to lower inflation and real estate speculation without hurting the rest of the economy.  Property price appreciation has slowed and their stock market is a bit off of recent highs, but the China growth story appears to be intact.  The question yet to be answered is:  Can the rest of the world ride China’s coat tails to economic growth?  For an economy built on exporting, especially exports to the United States and Europe, future growth may be a bit more difficult to achieve.

Europe - We began to notice problems in the European Union (EU) in early 2010 when the interest rates on Greek debt began to really rise.  In April a bailout package was put together and the problem seemed to quietly go away.  However, since September, problems in Ireland have come to a boil, prompting the EU to also grant the Irish a bailout similar to the one for Greece.  Some investors think that Ireland is not the end of the sovereign debt problems in the EU and that Portugal and Spain could be the next dominoes to fall.  Keep in mind that each of the EU countries has been contributing to the bail-out fund.  Each time a bailout is granted, the fund is depleted and there is one less country contributing to the fund.  How many more bailouts must they fund?  How many more can they fund?

United States - Finally, there has been heated debate about the state of the American economy since August, which coincidentally was when the Federal Reserve announced its next round of quantitative easing, known as QE2.  Wall Street pundits claim the economy is growing, albeit at a slower-than-desired rate.  As proof, they have raised GDP estimates for the fourth quarter of 2010 to 3%, and they think that estimate may prove too low.  This higher growth estimate is why interest rates have risen since August.  Adding to GDP growth in 2011 are:

The tax holiday on withholding, which should add about 0.7% to GDP.
Capital Expenditures expected to rise above trend.
Corporate profits at the highest levels since the 2006 peak.
Core inflation rising at the slowest pace on record.

Private money managers, including us, think the economy is not as solid as the Wall Street pundits seem to believe.  They think interest rates are rising because total inflation, not just core inflation, is rising at double-digit rates.  The Consumer Price Index (CPI) is affected by quality improvements, which tend to look deflationary.  As an example, if a new computer has twice the clock speed and twice the hard drive of an old computer, but costs the same amount, CPI gets adjusted downward for this quality improvement.  This does not seem like a deflation that hurts anyone and does not require a central bank to fight.  This type of falling price would seem to be good for the economy.  Private money managers fear the Federal Reserve is fighting a deflation that does not really exist.  However, the prices of many commodities have risen greatly since QE2 was announced.  Gold is up a mere 10% over this period, while cotton is up over 50%.  The Federal Reserve goal was to create inflation and, for better or worse, we think they’ve been successful.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data may be obtained by calling 866-COUNTRY, option 3.

COUNTRY VP GROWTH FUND
Inception Date 11/17/03

The annualized returns for the Fund for the year ended December 31, 2010 are as follows:

1 Year	5 Year	Since Inception
14.88%	3.04%	4.82%

Gross Expense Ratio:  1.36% (as of Prospectus dated April 30, 2010)
Net Expense Ratio:  0.90% (as of Prospectus dated April 30, 2010)

The advisor has contractually agreed to waive fees through May 31, 2012.

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract of variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 15.06%.  Stocks performed extremely well in the second half of 2010 as expectations for domestic and overseas economic recovery rose, fueled by continuing stimulus programs.  The Federal Reserve implemented the second round of quantitative easing in an effort to control interest rates while injecting money into the economy. Then, late in the year, Congress acted to extend expiring tax cuts while further reducing Social Security tax for individuals. Continued fiscal and monetary stimulus should have positive effects on near-term economic results. However, longer-term structural imbalances, such as the growing federal budget deficit and stubbornly high unemployment rates, leave us cautious in our expectations for the vigor of the economic recovery.

Against this backdrop we are being very selective in our equity selections.  Ideally we want to invest in companies that we feel have good revenue growth potential, a track record of profitability, and a stock price that does not appear to adequately value the business. These companies will certainly feel the impact of negative economic developments, but in our opinion they should have superior stock performance if the economy accommodates and their potential is realized.

COUNTRY VP BOND FUND
Inception Date 11/17/03

The annualized total returns for the Fund for the year ended December 31, 2010 are as follows:

1 Year	5 Year	Since Inception
5.70%	5.49%	4.63%

Gross Expense Ratio: 1.19% (as of Prospectus dated April 30, 2010)
Net Expense Ratio: 0.72% (as of Prospectus dated April 30, 2010)

The advisor has contractually agreed to waive fees through May 31, 2012.

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

The U.S. bond markets provided good returns over the past year despite continued volatility.  2010 was a second consecutive year of positive return for the credit markets.  All sectors of investment grade bonds over the past year had a combined return of 6.54% (represented by Barclays Capital Aggregate Bond Index). A slow but continuing recovery kept core inflation and interest rates low.  Bond investors also continued to benefit from the Federal Reserve’s stimulative monetary policy which guided Treasury yields to near record lows.  Calling the economic outlook “unusually uncertain” Federal Reserve Chairman Bernanke stated the central bank stood ready to institute measures to support the economy.  However, if we know anything about the bond market, we know that investor’s memories seem to be very short.  Despite the upheaval in the markets during 2008 and the first part of 2009 the corporate bond market of 2010 returned to the familiar march of search for yield.  Speculative bonds had a second year of unprecedented returns.  Credit spreads for corporate bonds over Treasuries shrunk to levels of pre-crisis 2007.  At these levels we feel the risk/reward potential is not favorable for corporate bonds.  In this environment we increased our allocation to taxable municipal bonds (BABS) which offered attractive yields for high quality investments.  These securities were used to finance various infrastructure projects.  However, this program was phased out at the end of 2010.

As we enter 2011 we face a difficult investment environment.  Treasury yields remain relatively low, corporate bonds are richly priced, and the Build America taxable municipal bond program has ended.  Commodity prices are suggesting a possible uptick in inflation which would pressure interest rates to rise.  On the other hand deflation still lurks.  A high unemployment rate near 10% remains the main deflationary threat.  Until there is a measureable reduction in unemployment short interest rates will remain at historic lows.

With an uncertain interest rate outlook we are keeping the fund’s duration near neutral to our bogey the Barclay’s Capital U.S. Aggregate Bond Index.  We are underweight mortgage securities and we may increase our weighting if rates rise.  Asset backed bonds is another sector we are searching for new investment opportunities.  Overall, we anticipate bond returns in 2011 will be subdued unless deflation surfaces again.

Sincerely Bruce D. Finks Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. You cannot invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information. Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

The Distributor of the Country VP Funds is COUNTRY Capital Management Company.

COUNTRY VP Mutual Funds — Expense Example December 31, 2010 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 7/01/10 – 12/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/10	Value 12/31/10	7/1/10 – 12/31/10*
Actual(1)	$1,000.00	$1,247.00	$5.10
Hypothetical(2)	$1,000.00	$1,020.67	$4.58

(1)	Ending account values and expenses paid during period based on a 24.70% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/10	Value 12/31/10	7/1/10 – 12/31/10*
Actual(1)	$1,000.00	$1,006.00	$3.54
Hypothetical(2)	$1,000.00	$1,021.68	$3.57

(1)	Ending account values and expenses paid during period based on a 0.60% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Illustration of $10,000 Investment December 31, 2010

VP GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS (VARIABLE UNDERLYING FUNDS) AVERAGE

Past performance is not indicative of future results.

(1)	The above graph represents the growth of $10,000 of the VP Growth Fund.

Average Annual Returns*
1 Year	14.88%
5 Years	3.04%
Since Inception (11/17/03)	4.82%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.  Performance for the VP Growth Fund would have been lower if returns had taken insurance charges into account.

Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Illustration of $10,000 Investment December 31, 2010

VP BOND FUND vs. BARCLAYS CAPITAL AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE
INVESTMENT GRADE DEBT FUNDS (VARIABLE UNDERLYING FUNDS) AVERAGE

Past performance is not indicative of future results.

(1)	The above graph represents the growth of $10,000 of the VP Bond Fund.

Average Annual Returns*
1 Year	5.70%
5 Years	5.49%
Since Inception (11/17/03)	4.63%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.  Performance for the VP Bond Fund would have been lower if returns had taken insurance charges into account.

Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

COUNTRY VP Mutual Funds — Allocation of Portfolio Assets December 31, 2010 (unaudited)

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*  Expressed as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY VP Mutual Funds — Portfolio Highlights  (unaudited)

COUNTRY VP Growth Fund
Average Annual Returns December 31, 2010
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	14.88%	3.04%	4.82%
S&P 500 Index(2)	15.06%	2.29%	4.74%
_______________

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Ten Largest Holdings (excludes short-term investments) December 31, 2010
	Value	Percent of Fund
Exxon Mobil Corporation	$438,720	3.44%
CVS Caremark Corporation	396,378	3.10%
Aflac Incorporated	287,793	2.25%
Ingersoll-Rand PLC	282,540	2.21%
General Electric Company	259,718	2.03%
Chesapeake Energy Corp.	259,100	2.03%
Wal-Mart Stores, Inc.	258,864	2.03%
Ralcorp Holdings, Inc.	253,539	1.99%
3M Co.	250,270	1.96%
International Business Machines Corporation	249,492	1.95%
	$2,936,414	22.99%

COUNTRY VP Bond Fund
Average Annual Returns December 31, 2010
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Bond Fund (11/17/03)(1)	5.70%	5.49%	4.63%
Barclays Capital Aggregate Bond Index(2)	6.54%	5.80%	5.08%
_______________

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

Ten Largest Holdings (excludes short-term investments) December 31, 2010
	Value	Percent of Fund
Government National Mortgage Association, 4.828%, 11/16/2033	$537,927	3.00%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	525,132	2.92%
U.S. Treasury Note, 3.000%, 7/15/2012	516,823	2.88%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	463,741	2.58%
U.S. Treasury Bond, 5.375%, 2/15/2031	408,570	2.28%
JPMorgan Chase Commercial Mortgage Finance Corp., 5.050%, 12/12/2034	316,002	1.76%
Federal Home Loan Bank., 4.500%, 1/15/2014	274,819	1.53%
JPMorgan Chase & Co., 5.375%, 10/1/2012	268,254	1.49%
Chicago, IL Metropolitan Water Reclamation General Obligation, 5.720%, 12/1/2038	258,210	1.44%
Wal-Mart Stores, Inc., 4.125%, 2/15/2011	224,055	1.25%
	$3,793,533	21.13%

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2010

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 98.32%
Consumer Discretionary — 13.67%
Abercrombie & Fitch Co. - Class A	3,500	$201,704
Ann Taylor Stores Corp. (a)	4,820	132,020
Big Lots, Inc. (a)	3,073	93,604
Comcast Corporation - Class A	8,000	175,760
Darden Restaurants, Inc.	1,100	51,084
Gentex Corporation	5,250	155,190
The Home Depot, Inc.	4,350	152,511
International Game Technology	9,000	159,210
Kohl’s Corporation (a)	2,300	124,982
Limited Brands, Inc.	2,100	64,533
Newell Rubbermaid, Inc.	6,900	125,442
News Corporation - Class A	12,600	183,456
Target Corporation	2,100	126,273
		1,745,769
Consumer Staples — 14.01%
Archer-Daniels-Midland Company	5,500	165,440
Church & Dwight Co., Inc.	1,800	124,236
CVS Caremark Corporation	11,400	396,378
The Kroger Co.	3,000	67,080
McCormick & Company, Inc.	2,700	125,631
Philip Morris International, Inc.	3,500	204,855
The Procter & Gamble Company	3,000	192,990
Ralcorp Holdings, Inc. (a)	3,900	253,539
Wal-Mart Stores, Inc.	4,800	258,864
		1,789,013
Energy — 13.88%
Apache Corporation	1,900	226,537
Chesapeake Energy Corp.	10,000	259,100
ChevronTexaco Corp.	1,900	173,375
ConocoPhillips	2,300	156,630
Exxon Mobil Corporation	6,000	438,720
Frontier Oil Corporation (a)	2,887	51,995
Halliburton Company	5,500	224,565
Schlumberger Limited (b)	2,900	242,150
		1,773,072
Financials — 11.24%
ACE Limited (b)	3,400	211,650
Aflac Incorporated	5,100	287,793
American Express Company	3,600	154,512
Bank of New York Mellon Corporation	4,400	132,880
BlackRock, Inc.	700	133,406
JPMorgan Chase & Co.	5,400	229,068
State Street Corp.	3,700	171,458
Wells Fargo & Company	3,700	114,663
		1,435,430
Health Care — 13.91%
Abbott Laboratories	3,000	143,730
Amgen Inc. (a)	2,900	159,210
Baxter International Inc.	3,700	187,294
Covance, Inc. (a)	2,600	133,666
Eli Lilly and Company	3,400	119,136
Gilead Sciences, Inc. (a)	3,300	119,592
Johnson & Johnson	3,000	185,550
Medtronic, Inc.	3,100	114,979
Novartis AG - ADR	3,300	194,535
Roche Holding AG - ADR	3,300	120,945
St. Jude Medical, Inc. (a)	3,900	166,725
WellPoint, Inc. (a)	2,300	130,778
		1,776,140
Industrials — 9.86%
3M Co.	2,900	250,270
Emerson Electric Co.	2,300	131,491
General Dynamics Corp.	3,200	227,072
General Electric Company	14,200	259,718
Ingersoll-Rand PLC (b)	6,000	282,540
Iron Mountain, Inc.	4,300	107,543
		1,258,634
Information Technology — 13.16%
Cisco Systems, Inc. (a)	9,000	182,070
Dell, Inc. (a)	16,400	222,220
Google, Inc. (a)	160	95,035
Hewlett Packard Co.	1,300	54,730
Intel Corporation	8,000	168,240
International Business Machines Corporation	1,700	249,492
Microsoft Corporation	8,750	244,300
QUALCOMM Inc.	4,350	215,282
Research In Motion Ltd. (a) (b)	1,200	69,756
Western Union Company	9,700	180,129
		1,681,254
Materials — 2.44%
BHP Billiton Limited - ADR	800	74,336
Monsanto Company	2,000	139,280
Newmont Mining Corporation	1,600	98,288
		311,904
Telecommunication Services — 2.85%
American Tower Corporation - Class A (a)	2,500	129,100
AT&T, Inc.	8,000	235,040
		364,140
Utilities — 3.30%
American Water Works Co., Inc.	5,300	134,037
NextEra Energy, Inc.	3,300	171,567
Westar Energy, Inc.	4,600	115,736
		421,340
TOTAL COMMON STOCKS
(Cost $10,518,167)		12,556,696

	Principal
	Amount
CORPORATE BOND — 0.87%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	111,123
TOTAL CORPORATE BONDS
(Cost $100,473)		111,123

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2010

COUNTRY VP Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENT — 1.42%
Money Market Funds — 1.42%
Federated Prime Obligations Fund. 0.17% (c)	181,345	$181,345
TOTAL SHORT-TERM INVESTMENT
(Cost $181,345)		181,345
TOTAL INVESTMENTS
(Cost $10,799,985) — 100.61%		12,849,164
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.61%)		(77,895)
TOTAL NET ASSETS — 100.00%		$12,771,269

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2010

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 2.16%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$36,379	$36,595
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	75,000	80,500
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	37,782	30,234
John Deere Owner Trust
4.890%, 03/16/2015	99,767	101,295
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	105,968
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	36,739	33,370
TOTAL ASSET BACKED SECURITIES
(Cost $380,735)		387,962

CORPORATE BONDS — 34.34%
Abbott Laboratories
5.600%, 05/15/2011	100,000	101,969
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired
09/24/2008, Cost $99,904) (b)	100,000	113,133
Archer-Daniels Midland Co.
5.450%, 03/15/2018	100,000	111,264
AT&T Inc.
5.500%, 02/01/2018	200,000	222,176
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	106,372
Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	107,028
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	100,000	105,180
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	169,012
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	100,000	109,076
Citigroup, Inc.
5.500%, 08/27/2012	100,000	106,016
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	116,573
ConocoPhillips
6.650%, 07/15/2018	100,000	120,087
Credit Suisse New York
5.000%, 05/15/2013 (c)	100,000	107,628
Devon Energy Corp.
6.300%, 01/15/2019	75,000	88,261
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	100,000	112,021
E.I. du Pont De Nemours
5.000%, 01/15/2013	50,000	53,703
General Electric Capital Corporation
5.000%, 06/27/2018 (a)	150,000	151,446
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired
12/05/2007, Cost $99,886) (b)	100,000	104,724
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	214,072
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	213,897
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (c)	150,000	159,452
International Business Machines Corporation
7.625%, 10/15/2018	100,000	127,296
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	268,254
Kellogg Co.
5.125%, 12/03/2012	150,000	160,761
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	170,991
Merck & Co., Inc.
5.760%, 05/03/2037	75,000	86,641
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	158,219
New Valley Generation IV
4.687%, 01/15/2022	78,339	85,667
New York University
5.236%, 07/01/2032	100,000	96,915
Pfizer, Inc.
5.350%, 03/15/2015	150,000	168,624
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	50,665
Regions Bank
7.500%, 05/15/2018	50,000	51,500
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	75,000	82,882
Simon Property Group LP
5.750%, 12/01/2015	100,000	111,099
Southern California Edison Co.
5.750%, 03/15/2014	100,000	111,608
Stanford University
4.750%, 05/01/2019	100,000	107,383
State Street Corporation
5.375%, 04/30/2017	100,000	109,792
Transocean, Inc.
5.250%, 03/15/2013 (c)	100,000	105,427
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	213,944
United Technologies Corp.
5.375%, 12/15/2017	150,000	169,631
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	109,894
Vessel Management Services Inc.
4.960%, 11/15/2027	68,000	70,513
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	224,055
6.200%, 04/15/2038	100,000	113,842
Walt Disney Company
4.700%, 12/01/2012	150,000	160,794
Wells Fargo & Co.
4.875%, 01/12/2011	150,000	149,976
5.625%, 12/11/2017	150,000	166,077
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	41,484
TOTAL CORPORATE BONDS
(Cost $5,649,721)		6,167,024

MORTGAGE-BACKED SECURITIES — 23.60%
Bank of America Mortgage Securities
5.250%, 10/25/2020	44,321	39,346
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	22,095	21,414
6.000%, 11/25/2036	100,000	85,853

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2010

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — 23.60% (continued)
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	$28,538	$31,111
4.000%, 11/15/2018	500,000	525,132
5.000%, 11/15/2018	200,000	214,732
5.750%, 12/15/2018	18,946	19,669
5.000%, 10/01/2020	48,907	52,094
5.000%, 10/15/2031	65,689	67,624
Federal National Mortgage Association
3.500%, 09/01/2013	25,744	26,255
5.000%, 02/01/2014	38,040	40,624
5.000%, 05/01/2023	96,360	102,277
5.500%, 09/01/2025	78,806	84,778
5.500%, 02/01/2033	36,954	39,787
5.290%, 11/25/2033	112,923	121,939
5.500%, 12/01/2035	58,212	62,601
5.000%, 06/01/2038	98,668	103,811
6.500%, 02/25/2044	36,793	42,266
6.500%, 05/25/2044	43,683	49,744
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	14,039	14,031
Government National Mortgage Association
4.500%, 05/20/2014	44,995	45,167
5.500%, 10/20/2015	117,059	126,748
3.727%, 03/16/2027	59,027	60,366
6.000%, 12/15/2031	38,740	42,774
6.000%, 02/15/2032	55,790	61,598
7.000%, 07/15/2032	30,651	35,100
5.000%, 07/15/2033	171,154	183,899
4.828%, 11/16/2033	500,000	537,927
6.000%, 10/15/2036	96,850	106,943
JPMorgan Chase Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	316,002
Mortgage IT Trust
1.508%, 02/25/2035 (a)	37,554	34,035
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired
01/20/2004, Cost $23,191) (b)	23,191	23,291
6.500%, 10/25/2034 (Acquired
08/18/2004, Cost $38,207) (b)	38,207	39,049
Residential Asset Securitization Trust
4.750%, 02/25/2019	42,933	44,180
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	41,936	44,801
5.570%, 03/01/2026	64,404	69,513
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	53,781
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	463,741
5.305%, 07/15/2041 (a)	75,000	80,777
Wells Fargo Mortgage Backed Securities Trust
4.433%, 10/25/2033 (a)	39,529	40,406
5.433%, 07/25/2036 (a)	98,124	82,498
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,999,071)		4,237,684

MUNICIPAL BONDS — 16.74%
Barrington, IL Build America
Unlimited General Obligation
5.370%, 12/15/2024	200,000	204,276
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	100,000	93,439
Chicago, IL Metropolitan Water Reclamation
District Build America General Obligation
5.720%, 12/01/2038	250,000	258,210
Dallas County, TX Hospital District
Build America General Obligation
5.348%, 08/15/2022	100,000	105,707
Indiana Public Schools Multi-School Building
Corp. Build America Revenue Bond
4.900%, 07/15/2022	200,000	203,204
Los Angeles, CA Unified School District Build
America Unlimited General Obligation
5.755%, 07/01/2029	100,000	95,353
New York, NY Build America
Unlimited General Obligation
5.206%, 10/01/2031	200,000	182,684
Pueblo, CO Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	100,000	99,103
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	200,000	207,692
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	200,000	197,394
State of Mississippi
Unlimited General Obligation
5.539%, 10/01/2029	100,000	100,770
State of Tennessee
Unlimited General Obligation
4.521%, 05/01/2021	100,000	102,091
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	200,000	203,938
State of Washington Build America
Unlimited General Obligation
4.736%, 08/01/2024	200,000	200,310
University of California Build
America Revenue Bond
5.770%, 05/15/2043	100,000	94,522
University of Michigan Build
America Revenue Bond
4.926%, 04/01/2024	150,000	156,164
6.172%, 04/01/2030	100,000	102,797
University of Minnesota Build
America Revenue Bond
4.455%, 08/01/2025	100,000	95,610
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	100,000	101,100
Washington, MD Suburban Sanitation District
Build America Unlimited General Obligation
4.800%, 06/01/2025	100,000	101,658
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	100,000	100,580
TOTAL MUNICIPAL BONDS
(Cost $2,998,685)		3,006,602

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2010

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES — 1.75% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	$37,952	$39,248
4.500%, 01/15/2014	250,000	274,819
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $287,574)		314,067
U.S. TREASURY OBLIGATIONS — 9.14%
U.S. Treasury Bonds — 3.42%
5.375%, 02/15/2031	350,000	408,570
4.500%, 08/15/2039	200,000	205,375
		613,945
U.S. Treasury Inflation Index Bonds — 1.08%
2.375%, 01/15/2025	174,044	193,678
U.S. Treasury Inflation Index Notes — 4.64%
3.000%, 07/15/2012	486,564	516,823
1.875%, 07/15/2013	119,082	126,980
2.000%, 01/15/2014	177,551	190,617
		834,420
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,568,800)		1,642,043
SHORT-TERM INVESTMENTS — 11.00%
Commercial Paper — 2.22%
American Express Company
0.200%, 02/15/2011	400,000	399,900

	Shares
Money Market Funds — 8.78%
Federated Prime Obligations Fund 0.17% (e)	788,245	788,245
Fidelity Institutional Money Market 0.25% (e)	788,000	788,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,976,145)		1,976,145
TOTAL INVESTMENTS
(Cost $16,860,731) — 98.73%		17,731,527
OTHER ASSETS IN EXCESS
OF LIABILITIES — 1.27%		227,259
TOTAL NET ASSETS — 100.00%		$17,958,786

Percentages are stated as a percent of net assets.

(a)	The coupon rate shown on variable rate securities represents the rates at December 31, 2010.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2010 these securities represented 1.56% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day effective yield as of December 31, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2010

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$10,799,985	$16,860,731
At value	$12,849,164	$17,731,527
Cash	5	117,023
Receivable for investments sold	64,438	—
Receivable for capital stock sold	508	20
Dividends receivable	12,873	—
Interest receivable	2,762	167,076
Receivable from Advisor	492	—
Prepaid expenses and other assets	635	1,055
Total assets	12,930,877	18,016,701
Liabilities:
Payable for investments purchased	124,682	—
Payable for capital stock redeemed	963	2,175
Payable to Advisor	—	3,374
Accrued expenses and other liabilities	33,963	52,366
Total liabilities	159,608	57,915
Net Assets	$12,771,269	$17,958,786
Net Assets Consist of:
Paid in capital	11,247,099	17,076,602
Undistributed net investment income	67,404	—
Accumulated net realized gain (loss) on investments	(592,413)	11,388
Net unrealized appreciation on investment securities	2,049,179	870,796
Total — representing net assets applicable to outstanding capital stock	$12,771,269	$17,958,786

Net assets	$12,771,269	$17,958,786
Shares outstanding	1,106,593	1,720,153
Net asset value, redemption price and offering price per share	$11.54	$10.44

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended December 31, 2010

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends	$241,784	$—
Interest	7,980	844,013
Total investment income	249,764	844,013
Expenses:
Investment advisory fees (Note F)	86,236	99,298
Transfer agent fees	5,266	5,483
Professional fees	37,182	58,535
Printing	1,187	2,215
Custody fees	3,467	5,440
Administration fees	9,250	16,622
Accounting fees	7,909	24,907
Miscellaneous fees	2,607	4,286
Insurance	3,541	4,618
Trustees’ fees	4,389	7,614
Registration fees	499	854
Total expenses	161,533	229,872
Less: Expenses waived (Note F)	(58,049)	(90,855)
Net expenses	103,484	139,017
Net Investment Income	146,280	704,996
Realized and Unrealized Gain on Investments:
Net realized gain on investments	352,652	90,433
Net change in unrealized appreciation on investments	1,158,075	354,965
Net realized and unrealized gain on investments	1,510,727	445,398
Increase in Net Assets Resulting from Operations	$1,657,007	$1,150,394

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income	$146,280	$131,596	$704,996	$660,438
Net realized gain (loss) on investments	352,652	(607,704)	90,433	120,699
Net change in unrealized appreciation on investments	1,158,075	2,637,335	354,965	626,797
Net increase in net assets resulting from operations	1,657,007	2,161,227	1,150,394	1,407,934
Dividends and Distributions to Shareholders (Note B):
Net investment income	(127,608)	(82,864)	(714,412)	(668,034)
Net realized gains on investments	—	—	(69,566)	(117,168)
Total distributions	(127,608)	(82,864)	(783,978)	(785,202)
Capital Stock Transactions — Net (Note C)	(52,139)	(60,720)	(2,133,198)	1,466,023
Total increase (decrease) in net assets	1,477,260	2,017,643	(1,766,782)	2,088,755
Net Assets:
Beginning of year	11,294,009	9,276,366	19,725,568	17,636,813
End of year*	$12,771,269	$11,294,009	$17,958,786	$19,725,568
* Including undistributed net investment income of	$67,404	$48,732	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the years presented.

	COUNTRY VP Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.16	$8.29	$12.28	$12.23	$11.47
Income from investment operations
Net investment income(1)	0.13	0.12	0.13	0.13	0.17
Net realized and unrealized gain (loss)	1.37	1.82	(3.89)	0.71	1.06
Total from investment operations	1.50	1.94	(3.76)	0.84	1.23
Less distributions
Dividends from net investment income	(0.12)	(0.07)	(0.13)	(0.13)	(0.17)
Distributions from capital gains	—	—	(0.10)	(0.66)	(0.30)
Return of capital	—	—	— (2)	—	—
Total distributions	(0.12)	(0.07)	(0.23)	(0.79)	(0.47)
Net asset value, end of year	$11.54	$10.16	$8.29	$12.28	$12.23
Total investment return(3)	14.88%	23.56%	-30.93%	6.88%	10.83%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$12,771	$11,294	$9,276	$13,759	$13,418
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(4)	1.40%	1.36%	1.30%	1.24%	1.32%
After expense waiver and reimbursement(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(4)	0.77%	0.89%	0.81%	0.67%	1.02%
After expense waiver and reimbursement(4)	1.27%	1.35%	1.21%	1.01%	1.44%
Portfolio turnover rate	28.82%	20.35%	21.82%	29.33%	26.70%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the years presented.

	COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.28	$9.93	$10.06	$9.77	$9.84
Income from investment operations
Net investment income(1)	0.37	0.36	0.40	0.41	0.38
Net realized and unrealized gain (loss)	0.21	0.41	(0.07)	0.29	(0.07)
Total from investment operations	0.58	0.77	0.33	0.70	0.31
Less distributions
Dividends from net investment income	(0.38)	(0.36)	(0.41)	(0.41)	(0.38)
Distributions from capital gains	(0.04)	(0.06)	(0.05)	—	—
Return of capital	—	—	— (2)	—	—
Total distributions	(0.42)	(0.42)	(0.46)	(0.41)	(0.38)
Net asset value, end of year	$10.44	$10.28	$9.93	$10.06	$9.77
Total investment return(3)	5.70%	7.89%	3.35%	7.23%	3.34%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,959	$19,726	$17,637	$16,788	$15,710
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(4)	1.16%	1.17%	1.10%	1.05%	1.23%
After expense waiver and reimbursement(4)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(4)	3.09%	3.05%	3.64%	3.82%	3.28%
After expense waiver and reimbursement(4)	3.55%	3.52%	4.04%	4.17%	3.81%
Portfolio turnover rate	2.28%	8.58%	31.72%	13.59%	11.46%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2010

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”) and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “Country VP Funds” or “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2010:

	COUNTRY VP Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$1,745,769	$—	$—	$1,745,769
Consumer Staples	1,789,013	—	—	1,789,013
Energy	1,773,072	—	—	1,773,072
Financials	1,435,430	—	—	1,435,430
Health Care	1,776,140	—	—	1,776,140
Industrials	1,258,634	—	—	1,258,634
Information
Technology	1,681,254	—	—	1,681,254
Materials	311,904	—	—	311,904
Telecommunication
Services	364,140	—	—	364,140
Utilities	421,340	—	—	421,340
Corporate Bond	—	111,123	—	111,123
Short-Term
Investments	181,345	—	—	181,345
Total Investments
in Securities	$12,738,041	$111,123	$—	$12,849,164

	COUNTRY VP Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$387,962	$—	$387,962
Corporate Bonds	—	6,167,024	—	6,167,024
Mortgage Backed
Securities	—	4,237,684	—	4,237,684
Municipal Bonds	—	3,006,602	—	3,006,602
U.S. Government
Agency Issues	—	314,067	—	314,067
U.S. Treasury
Obligations	1,642,043	—	—	1,642,043
Commercial Paper	—	399,900	—	399,900
Money Market Funds	1,576,245	—	—	1,576,245
Total Investments
in Securities	$3,218,288	$14,513,239	$—	$17,731,527

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the year. The Funds did not have transfers into or out of Level 1 or Level 2 during the year.

On January 21, 2010, the FASB issued ASU 2010-06,Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2010 (continued)

require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These differences are due to paydowns and dividend reclasses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2010, the following table shows the reclassifications made:

	Undistributed Net	Accumulated Net	Paid-In
	Investment Income	Realized Gain/(Loss)	Capital
VP Growth Fund	$—	$—	$—
VP Bond Fund	9,416	(9,416)	—

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other: Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2010, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP Growth Fund				VP Bond Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,939	$104,050	10,835	$93,798	202,980	$2,139,746	186,072	$1,908,456
Shares issued through
reinvestment of dividends	1,235	12,426	940	8,504	14,328	150,676	14,652	150,128
Shares redeemed	(16,364)	(168,615)	(18,839)	(163,022)	(415,434)	(4,423,620)	(57,741)	(592,561)
Net increase (decrease) in capital stock	(5,190)	$(52,139)	(7,064)	$(60,720)	198,126	$(2,133,198)	142,983	$1,466,023

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended December 31, 2010, were as follows:

	Purchases	Sales
VP Growth Fund	$3,371,496	$3,253,126
VP Bond Fund	399,706	2,927,798

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Bond Fund	—	—

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2010 (continued)

Note (E) Income Tax Information:  At December 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$10,815,945	$16,860,731
Gross unrealized appreciation	$2,508,498	$967,293
Gross unrealized depreciation	(475,279)	(96,497)
Net unrealized appreciation	$2,033,219	$870,796
Undistributed ordinary income	$67,404	$—
Undistributed long-term capital gains	—	11,388
Total distributable earnings	$67,404	$11,388
Other accumulated losses	$(576,453)	$—
Total accumulated earnings	$1,524,170	$882,184

For fiscal year 2010, there were differences between cost of investments for financial reporting and cost of investments for Federal income tax due to wash sales.

The tax character of distributions paid during the year ended December 31, 2010 and the year ended December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
VP Growth Fund
Ordinary income	$127,608	$82,864
Long-term capital gain	—	—
Return of capital	—	—
	$127,608	$82,864

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
VP Bond Fund
Ordinary income	$716,011	$702,247
Long-term capital gain	67,967	78,710
Return of capital	—	4,245
	$783,978	$785,202

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2010.  Capital loss carryovers and post-October loss deferrals as of December 31, 2010 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(3)
VP Growth Fund(2)	$(576,453)	12/31/2017	—
VP Bond Fund	—	—	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	As of December 31, 2010, for federal income tax purposes, the Fund utilized $367,698 of capital loss carryforward.
(3)	Loss is recognized for tax purposes on January 1, 2011.

At December 31, 2010, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of December 31, 2010, open Federal and State income tax years ended are December 31, 2007, December 31, 2008 and December 31, 2009.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund, 0.75% and VP Bond Fund, 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the year ended December 31, 2010 were $3,467 and $5,440, respectively.

The Advisor has agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after May 31, 2012.

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2010 (continued)

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended December 31, 2010, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$86,236	$54,582
VP Bond Fund	0.50%	99,298	85,415

*  Excludes waiver of custody fees.

At December 31, 2010, 90.4% of the shares outstanding of the VP Growth Fund and 87.2% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the VP Growth Fund and VP Bond Fund for the twelve months ended December 31, 2010 were $5,618 and $9,881, respectively.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Subsequent Events: In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COUNTRY VP Mutual Funds — Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
COUNTRY Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds Trust, comprising the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund (the “Funds”), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of December 31, 2010, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin
February 25, 2011

COUNTRY VP Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”). The Funds and the Advisor have entered into Investment Advisory Agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the Agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the Advisor upon sixty days written notice. The Agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Advisory Agreements including but not limited to the Advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the Advisor’s services, the Board received a memorandum from the Advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreements. The information below summarizes the Board’s consideration in connection with its approval of the Agreements. In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreements. The Board reviewed the performance information for each Fund. Also reviewed and analyzed by the Board were the background, education and experience of the Advisor’s key investment personnel as well as portfolio manager compensation issues. The Board further considered the sources of information used by the Advisor as the basis for investment advice as well as the methods investment personnel used to evaluate such information. The Board also analyzed and reviewed the trading strategies of the Funds. The Board also reviewed marketing activities relating to the Funds. The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the Advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers. Based on these factors, the Board concluded that the fees under the Agreements were reasonable and fair in light of the nature and quality of the services provided by the Advisor.

The Board further reviewed and analyzed the Advisor’s current compliance program and reviewed summaries of the Advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy. The Advisor’s procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreements.

COUNTRY VP Mutual Funds — Additional Tax Information (unaudited)

Qualified Dividend Income percentage
Growth Fund	100.00%
Dividends Received Deduction percentage
Growth Fund	100.00%

Additional Information Applicable to Foreign Shareholders Only

Qualified Interest Income percentage
Growth Fund	3.20%
Bond Fund	100.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.
Growth Fund	0.00%
Bond Fund	0.72%

COUNTRY VP Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	72	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charles M. Cawley*	52	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)			2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Darrel L. Oehler	63	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)
Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Robert D. Grace	63	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	77	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

Carson H. Varner, Jr.	65	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	49	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust Bank (4), April 2009; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski	60	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date and
(5/10/50)			COUNTRY Financial (5) 2003 to date.

Barbara L. Mosson	58	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	58	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date.
(1/31/53)

Martin L. Angel	51	Vice President since 2011	Director - Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.

John D. Blackburn	62	Vice President since 2001	Chief Executive Officer: COUNTRY Financial (5), 2001 to date.
(4/2/48)

Wade V. Harrison	39	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), January 2011 to date; Senior Vice President Financial Service

Operations: COUNTRY Financial (5), January 2011 to date; Senior Vice President Life/Health Operations: COUNTRY Financial (5), 2006 to 2010; Director, Personal Lines Underwriting: COUNTRY Financial (5), 2005 to 2006.

Richard L. Guebert, Jr.	59	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Derek C. Vogler	39	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	53	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	44	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008
Companies (3), February 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies (3), April 2005 to February 2008; 2008; General Counsel, Secretary and Chief Legal Officer: COUNTRY Trust Bank (4), February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

COUNTRY VP Mutual Funds — Trustees and Officers Information (continued)

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2010 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Carson H. Varner Jr.

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
John D. Blackburn, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, General Counsel
  and Secretary
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/11)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2010	FYE 12/31/2009
Audit Fees	$47,600	$46,200
Audit-Related Fees	$21,200	$17,800
Tax Fees	$10,200	$9,800
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2010	FYE 12/31/2009
Audit-Related Fees	60%	63%
Tax Fees	13%	13%
All Other Fees	27%	24%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2010	FYE 12/31/2009
Registrant
Registrant’s Investment Adviser	$79,000	$73,800

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   COUNTRY Mutual Funds Trust

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   2/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   2/28/2011

By (Signature and Title)*    /s/ Alan Dodds
Alan Dodds, Treasurer

Date   2/28/2011

* Print the name and title of each signing officer under his or her signature.